INCOME TAXES (Details 1) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Net operating loss carry forward	$ 5,884,551	$ 4,849,551	$ 4,295,083
Less valuation allowance	(5,884,551)	(4,849,551)	(4,295,083)
Deferred income tax assets - net	$ 0	$ 0	$ 0